June 21, 2013

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert Ultra-Short Income Fund, a series of The Calvert Fund (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of The Calvert Fund is Form N-14 for the Calvert Ultra-Short Income Fund, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of (i) Calvert Tax-Free Reserves Money Market Portfolio, a series of Calvert Tax-Free Reserves, (ii) Calvert Money Market Portfolio, a series of Calvert Social Investment Fund, (iii) Calvert First Government Money Market Fund, a series of First Variable Rate Fund for Government Income and (iv) Calvert Cash Reserves Institutional Prime Fund, a series of Calvert Cash Reserves, into Calvert Ultra-Short Income Fund.

It is proposed that this filing will become automatically effective on Thursday, July 25, 2013 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.